Label	Element	Value
Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab MarketTrack All Equity Portfolio™
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	Schwab MarketTrack All Equity Portfolio Under the “Principal Investment Strategies” section: The fourth paragraph is deleted in its entirety.